Schedule of investments
Nomura Systematic Emerging Markets Equity Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.42%Δ
Brazil — 3.60%
Ambev	1,068,794	$ 2,703,314
Banco Bradesco	2,216,013	6,308,646
BB Seguridade Participacoes	1,293,323	8,532,073
Porto Seguro	365,390	3,224,647
Sitios Latinoamerica †	1	0
Vale	204,603	2,686,844
		23,455,524
Chile — 0.17%
Enel Chile	13,280,604	1,090,795
		1,090,795
China — 27.61%
Alibaba Group Holding	585,000	10,741,163
Bank of China Class H	23,188,000	13,294,318
China Construction Bank Class A	3,020,500	4,013,386
China Construction Bank Class H	10,075,000	9,972,346
China National Building Material Class H	4,192,000	2,760,212
China Taiping Insurance Holdings	1,715,200	4,130,301
China United Network Communications Class A	1,392,900	1,019,303
CITIC	6,128,000	9,523,643
Geely Automobile Holdings	4,937,000	11,418,673
Industrial and Commercial Bank of China Class H	12,798,000	10,356,218
JD Logistics 144A #, †	2,507,400	3,689,151
JD.com Class A	382,161	5,495,184
Jiangxi Copper Class A	913,500	7,175,814
Kweichow Moutai Class A	1	197
Lenovo Group	516,000	613,625
NetEase	665,800	18,326,274
PICC Property & Casualty Class H	7,254,000	15,250,867
Pop Mart International Group 144A #	92,800	2,238,960
Tencent Holdings	408,020	31,312,899
Vipshop Holdings ADR	119,041	2,105,835
Weichai Power Class A	2,565,394	6,313,410
Yutong Bus Class A	1,555,800	7,280,133
Zhejiang Expressway Class H	3,254,000	2,997,826
		180,029,738
China/Hong Kong — 1.40%
Qfin Holdings ADR	81,565	1,571,757
Shandong Nanshan Aluminum Class A	5,799,100	4,462,444
Xiaomi Class B 144A #, †	618,800	3,122,980
		9,157,181
	Number of shares	Value (US $)
Common StocksΔ (continued)
Hong Kong — 0.42%
Orient Overseas International	170,500	$ 2,749,160
		2,749,160
Hungary — 0.49%
MOL Hungarian Oil & Gas	359,236	3,219,356
		3,219,356
India — 10.93%
Bharat Petroleum	3,255,003	13,924,003
Canara Bank	1,359,411	2,344,494
Coal India	956,664	4,249,612
HCL Technologies	179,973	3,252,723
Hero MotoCorp	129,398	8,314,756
Hindustan Petroleum	257,434	1,430,976
ICICI Bank	960,882	14,381,119
Indian Oil	2,108,066	3,908,081
Infosys	551,743	9,936,275
Maruti Suzuki India	23,106	4,297,256
Oil and Natural Gas	965,171	2,582,769
Tata Steel	1,332,556	2,669,450
		71,291,514
Indonesia — 0.62%
Bank Rakyat Indonesia Persero	11,247,200	2,463,214
United Tractors	879,700	1,555,328
		4,018,542
Poland — 4.77%
PGE Polska Grupa Energetyczna †	1,205,238	2,945,558
Powszechna Kasa Oszczednosci Bank Polski	387,173	9,138,057
Powszechny Zaklad Ubezpieczen	1,027,354	19,015,760
		31,099,375
Qatar — 0.26%
Ooredoo QPSC	482,702	1,725,938
		1,725,938
Russia — 0.00%
Fix Price Group GDR 144A #, =	1,489,220	0
LUKOIL PJSC =, †	276,569	0
Sberbank of Russia PJSC =, †	4,129,544	0
		0
Saudi Arabia — 0.19%
Saudi National Bank	120,000	1,211,902
		1,211,902
South Africa — 4.68%
FirstRand	2,648,052	14,511,308
Harmony Gold Mining	220,666	4,427,024
NQ- IV9630 [1225] 0226 (5191660)    1

Schedule of investments
Nomura Systematic Emerging Markets Equity Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Africa (continued)
MTN Group	1,127,346	$ 11,541,429
		30,479,761
South Korea — 17.06%
Hana Financial Group	43,441	2,834,377
HD Korea Shipbuilding & Offshore Engineering	40,056	11,302,668
Hyundai Glovis	19,620	2,462,713
KB Financial Group	78,074	6,720,976
Kia	75,254	6,379,546
Korea Electric Power	233,178	7,652,828
LG Display †	380,195	3,123,698
LG Uplus	1,178,009	12,037,272
Samsung Electronics	439,711	36,854,333
SK Hynix	28,811	13,047,873
SK Telecom	236,468	8,779,727
		111,196,011
Taiwan — 18.84%
Accton Technology	155,000	5,849,235
Asustek Computer	260,000	4,519,509
Cathay Financial Holding	1,078,000	2,600,336
Delta Electronics	177,000	5,399,201
Eva Airways	2,373,000	2,759,392
Hon Hai Precision Industry	1,536,000	11,259,380
MediaTek	81,879	3,717,731
Taiwan Semiconductor Manufacturing	1,764,404	86,733,311
		122,838,095
Thailand — 0.46%
SCB X	677,900	2,980,135
		2,980,135
Türkiye — 0.75%
Turkcell Iletisim Hizmetleri	2,263,001	4,899,935
		4,899,935
United Arab Emirates — 4.17%
Dubai Islamic Bank PJSC	757,491	1,911,424
Emaar Development PJSC	2,562,572	10,566,788
Emaar Properties PJSC	3,851,410	14,699,076
		27,177,288
Total Common Stocks (cost $445,973,196)		628,620,250

Preferred Stocks — 2.89%
Brazil — 2.89%
Banco Bradesco 7.55% ω	2,152,180	7,144,150
Petroleo Brasileiro 9.79% ω	2,088,474	11,746,296
Total Preferred Stocks (cost $17,912,420)		18,890,446

	Number ofshares	Value (US $)
Short-Term Investments — 0.83%
Money Market Mutual Funds — 0.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	1,347,435	$ 1,347,435
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	1,347,435	1,347,435
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	1,347,435	1,347,435
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	1,347,436	1,347,436
Total Short-Term Investments (cost $5,389,741)		5,389,741

Total Value of Securities—100.14% (cost $469,275,357)		652,900,437
Liabilities Net of Receivables and Other Assets — (0.14%)		(931,145)
Net Assets Applicable to 29,851,463 Shares Outstanding — 100.00%		$651,969,292
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $9,051,091, which represents 1.39% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company

2    NQ- IV9630 [1225] 0226 (5191660)